Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Summary of Inventories
	March 31,
	2018	2017
Finished goods	$57,038	$56,652
Raw and packaging materials	56,199	53,436
Work in progress	26,856	27,200
Other	4,502	3,757
	$144,595	$141,045